Intangible Assets and Goodwill Schedule of Future Amortization for Finite Lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Future Amortization Expense [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 1,197
Finite-Lived Intangible Assets, Amortization Expense, Year Two	1,165
Finite-Lived Intangible Assets, Amortization Expense, Year Three	1,061
Finite-Lived Intangible Assets, Amortization Expense, Year Four	997
Finite-Lived Intangible Assets, Amortization Expense, Year Five	974
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	7,792
Finite-Lived Intangible Assets, Net	$ 13,186	$ 13,700